UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,642,000	$248,371
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	14,251,443	242,702
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,857,953	140,794
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,578,896	118,318
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	6,964,606	242,717
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	11,893,566	244,413
Total Investments in Underlying Funds (cost $974,170,633)		1,237,315

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 11/1/2013 with Fixed Income Clearing Corp. collateralized by $510,000 of U.S. Treasury Note at .875% due 2/3/2014; value: $513,600; proceeds: $502,974 (cost $502,974)	$503	503

Total Investments in Securities 99.99% (cost $974,673,607)		1,237,818

Other Assets in Excess of Liabilities 0.01%		161

Net Assets 100.00%		$1,237,979

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,237,315	$—	$—	$1,237,315
Repurchase Agreement	—	503	—	503
Total	$1,237,315	$503	$—	$1,237,818

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry strategy of Underlying Funds.
(3)	There were no level transfers during the period ended January 31, 2014.

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.49%

Aerospace & Defense 2.43%

General Dynamics Corp.	713,500	$72,285
United Technologies Corp.	607,000	69,210
Total		141,495

Biotechnology 8.42%

Aegerion Pharmaceuticals, Inc.*	784,441	47,051
Celgene Corp.*	405,141	61,553
Gilead Sciences, Inc.*	1,989,737	160,472
Incyte Corp.*	676,800	44,344
Medivation, Inc.*	890,583	70,891
Puma Biotechnology, Inc.*	612,700	72,427
Sarepta Therapeutics, Inc.*	1,380,158	33,648
Total		490,386

Building Products 0.98%

USG Corp.*	1,871,100	57,256

Capital Markets 3.37%

Affiliated Managers Group, Inc.*	302,800	60,330
Artisan Partners Asset Management, Inc. Class A	360,394	22,856
Greenhill & Co., Inc.	744,000	38,651
Invesco Ltd.	2,242,800	74,573
Total		196,410

Chemicals 1.87%

PPG Industries, Inc.	597,900	109,033

Commercial Banks 7.84%

BB&T Corp.	2,453,100	91,771
East West Bancorp, Inc.	1,977,232	66,158
First Republic Bank	1,582,700	76,808
Signature Bank*	396,700	48,421
SunTrust Banks, Inc.	2,120,151	78,488
U.S. Bancorp	2,393,800	95,106
Total		456,752

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2014

Investments	Shares	Fair Value (000)
Computers & Peripherals 0.89%

NCR Corp.*	1,466,067	$51,591

Construction & Engineering 1.25%

Jacobs Engineering Group, Inc.*	695,800	42,242
URS Corp.	613,282	30,787
Total		73,029

Consumer Finance 2.02%

Capital One Financial Corp.	1,662,899	117,417

Diversified Financial Services 6.14%

Citigroup, Inc.	3,176,201	150,647
JPMorgan Chase & Co.	3,746,404	207,401
Total		358,048

Electric: Utilities 1.26%

NextEra Energy, Inc.	800,700	73,608

Electronic Equipment, Instruments & Components 0.68%

Anixter International, Inc.	453,054	39,742

Energy Equipment & Services 0.63%

Dril-Quip, Inc.*	366,152	36,820

Food Products 2.63%

Kraft Foods Group, Inc.	1,148,568	60,127
Mondelez International, Inc. Class A	2,845,617	93,194
Total		153,321

Health Care Equipment & Supplies 1.10%

St. Jude Medical, Inc.	1,051,600	63,864

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2014

Investments	Shares	Fair Value (000)
Health Care Providers & Services 9.82%

CIGNA Corp.	771,105	$66,554
Community Health Systems, Inc.*	1,589,400	65,817
DaVita HealthCare Partners, Inc.*	984,300	63,911
Envision Healthcare Holdings, Inc.*	1,050,084	34,716
Express Scripts Holding Co.*	1,957,300	146,191
Humana, Inc.	682,400	66,397
McKesson Corp.	503,100	87,746
Team Health Holdings, Inc.*	947,600	40,898
Total		572,230

Hotels, Restaurants & Leisure 0.80%

Hilton Worldwide Holdings, Inc.*	2,150,400	46,556

Household Products 1.57%

Kimberly-Clark Corp.	835,311	91,358

Information Technology Services 3.76%

Alliance Data Systems Corp.*	227,700	54,571
Cognizant Technology Solutions Corp. Class A*	912,700	88,459
Vantiv, Inc. Class A*	2,509,800	76,147
Total		219,177

Insurance 4.74%

Allstate Corp. (The)	1,483,500	75,955
Hartford Financial Services Group, Inc.	2,566,624	85,340
Lincoln National Corp.	989,400	47,521
Prudential Financial, Inc.	799,400	67,462
Total		276,278

Internet Software & Services 1.08%

eBay, Inc.*	1,186,100	63,101

Life Sciences Tools & Services 2.29%

Quintiles Transnational Holdings, Inc.*	948,911	45,197
Thermo Fisher Scientific, Inc.	768,319	88,464
Total		133,661

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2014

Investments	Shares	Fair Value (000)
Machinery 1.87%

Ingersoll-Rand plc (Ireland)(a)	483,100	$28,401
Pentair Ltd. (Switzerland)(a)	928,200	68,993
Terex Corp.	283,872	11,639
Total		109,033

Media 6.30%

CBS Corp. Class B	1,029,300	60,441
Comcast Corp. Class A	2,772,200	150,946
Starz Class A*	2,525,600	70,666
Time Warner Cable, Inc.	639,317	85,202
Total		367,255

Metals & Mining 1.18%

Reliance Steel & Aluminum Co.	983,537	68,798

Multi-Utilities 1.84%

PG&E Corp.	805,200	33,939
Sempra Energy	791,200	73,352
Total		107,291

Oil, Gas & Consumable Fuels 12.34%

Apache Corp.	672,200	53,951
Cimarex Energy Co.	680,588	66,684
EQT Corp.	827,981	76,845
Exxon Mobil Corp.	858,954	79,161
Marathon Petroleum Corp.	995,700	86,676
Pioneer Natural Resources Co.	480,810	81,411
Range Resources Corp.	1,032,952	89,030
Southwestern Energy Co.*	1,861,206	75,732
Valero Energy Corp.	2,150,400	109,885
Total		719,375

Paper & Forest Products 0.47%

Domtar Corp. (Canada)(a)	257,264	27,633

Pharmaceuticals 2.25%

Actavis plc*	694,100	131,171

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2014

Investments	Shares	Fair Value (000)
Professional Services 1.20%

Towers Watson & Co. Class A	598,901	$70,023

Road & Rail 0.38%

Con-way, Inc.	579,100	22,278

Software 0.82%

Electronic Arts, Inc.*	1,810,500	47,797

Specialty Retail 3.98%

CST Brands, Inc.	1,631,988	52,110
Foot Locker, Inc.	1,769,800	68,314
GNC Holdings, Inc. Class A	992,500	50,727
TJX Cos., Inc.	1,062,800	60,962
Total		232,113

Textiles, Apparel & Luxury Goods 2.29%

Deckers Outdoor Corp.*	799,763	62,341
PVH Corp.	585,900	70,818
Total		133,159

Total Common Stocks (cost $4,830,731,467)		5,857,059

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.63%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 02/03/2014 with Fixed Income Clearing Corp. collateralized by $37,035,000 of U.S. Treasury Note at 1.00% due 3/31/2017; value: $37,385,833; proceeds: $36,651,510 (cost $36,651,510)	$36,652	36,652

Total Investments in Securities 101.12% (cost $4,867,382,977)		5,893,711

Liabilities in Excess of Other Assets (1.12)%		(65,536)

Net Assets 100.00%		$5,828,175

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,857,059	$—	$—	$5,857,059
Repurchase Agreement	—	36,652	—	36,652
Total	$5,857,059	$36,652	$—	$5,893,711

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

 See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.97%

Aerospace & Defense 2.79%

Honeywell International, Inc.	111,753	$10,195
Precision Castparts Corp.	23,514	5,990
TransDigm Group, Inc.*	24,269	4,054
Total		20,239

Air Freight & Logistics 0.72%

FedEx Corp.	39,342	5,245

Airlines 3.35%

American Airlines Group, Inc.	257,342	8,634
Delta Air Lines, Inc.	253,893	7,772
United Continental Holdings, Inc.*	171,561	7,864
Total		24,270

Auto Components 0.73%

Gentex Corp.	163,586	5,299

Automobiles 1.08%

Tesla Motors, Inc.*	43,255	7,847

Biotechnology 9.41%

Alexion Pharmaceuticals, Inc.*	50,407	8,001
Biogen Idec, Inc.*	38,719	12,105
Gilead Sciences, Inc.*	188,479	15,201
Incyte Corp.*	84,811	5,557
Medivation, Inc.*	101,830	8,106
Pharmacyclics, Inc.*	28,309	3,767
Regeneron Pharmaceuticals, Inc.*	17,955	5,182
Synageva BioPharma Corp.*	41,183	3,730
Vertex Pharmaceuticals, Inc.*	82,645	6,532
Total		68,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

Investments	Shares	Fair Value (000)
Capital Markets 3.83%

Charles Schwab Corp. (The)	291,688	$7,240
Financial Engines, Inc.	58,297	3,551
Goldman Sachs Group, Inc. (The)	30,756	5,048
Raymond James Financial, Inc.	97,597	4,969
TD Ameritrade Holding Corp.	222,534	6,954
Total		27,762

Chemicals 1.50%

Dow Chemical Co. (The)	154,625	7,037
Monsanto Co.	36,205	3,858
Total		10,895

Commercial Banks 0.72%

SVB Financial Group*	46,770	5,249

Communications Equipment 2.95%

Juniper Networks, Inc.*	194,546	5,177
Palo Alto Networks, Inc.*	96,156	5,716
QUALCOMM, Inc.	140,915	10,459
Total		21,352

Computers & Peripherals 0.79%

SanDisk Corp.	82,135	5,712

Consumer Finance 1.16%

American Express Co.	98,483	8,373

Diversified Consumer Services 0.81%

LifeLock, Inc.*	286,660	5,851

Diversified Financial Services 1.12%

IntercontinentalExchange Group, Inc.	38,841	8,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

Investments	Shares	Fair Value (000)
Electrical Equipment 0.81%

Rockwell Automation, Inc.	50,813	$5,835

Electronic Equipment, Instruments & Components 1.32%

IPG Photonics Corp.*	51,320	3,432
Trimble Navigation Ltd.*	188,977	6,109
Total		9,541

Energy Equipment & Services 0.88%

CARBO Ceramics, Inc.	55,111	6,344

Food & Staples Retailing 2.33%

CVS Caremark Corp.	125,010	8,466
Walgreen Co.	147,072	8,434
Total		16,900

Food Products 1.60%

Green Mountain Coffee Roasters, Inc.	55,143	4,466
Hain Celestial Group, Inc. (The)*	77,872	7,156
Total		11,622

Health Care Equipment & Supplies 1.59%

Align Technology, Inc.*	64,684	3,844
St. Jude Medical, Inc.	125,876	7,644
Total		11,488

Health Care Providers & Services 3.15%

Cardinal Health, Inc.	129,358	8,799
Express Scripts Holding Co.*	187,664	14,017
Total		22,816

Hotels, Restaurants & Leisure 2.81%

Chipotle Mexican Grill, Inc.*	14,275	7,879
Norwegian Cruise Line Holdings Ltd.*	198,636	6,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure (continued)

Starwood Hotels & Resorts Worldwide, Inc.	74,261	$5,548
Total		20,383

Household Products 0.74%

Colgate-Palmolive Co.	87,638	5,366

Information Technology Services 2.40%

Cognizant Technology Solutions Corp. Class A*	75,236	7,292
Visa, Inc. Class A	46,852	10,093
Total		17,385

Internet & Catalog Retail 2.92%

Netflix, Inc.*	25,046	10,252
priceline.com, Inc.*	6,588	7,542
TripAdvisor, Inc.*	43,342	3,346
Total		21,140

Internet Software & Services 13.47%

Facebook, Inc. Class A*	516,581	32,322
Google, Inc. Class A*	31,471	37,166
LinkedIn Corp. Class A*	33,590	7,229
Pandora Media, Inc.*	222,197	8,015
Twitter, Inc.*	86,233	5,562
Yelp, Inc.*	46,946	3,565
Zillow, Inc. Class A*	45,525	3,738
Total		97,597

Life Sciences Tools & Services 2.01%

Illumina, Inc.*	60,099	9,135
Quintiles Transnational Holdings, Inc.*	114,461	5,452
Total		14,587

Machinery 1.62%

Ingersoll-Rand plc (Ireland)(a)	100,597	5,914
Wabtec Corp.	78,497	5,794
Total		11,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

Investments	Shares	Fair Value (000)
Media 2.42%

Comcast Corp. Class A	192,995	$10,509
DISH Network Corp. Class A*	124,642	7,027
Total		17,536

Oil, Gas & Consumable Fuels 3.53%

Range Resources Corp.	119,891	10,333
Rice Energy, Inc.*	292,708	6,885
Southwestern Energy Co.*	205,873	8,377
Total		25,595

Pharmaceuticals 3.95%

Allergan, Inc.	89,310	10,235
Bristol-Myers Squibb Co.	96,405	4,818
Merck & Co., Inc.	132,472	7,017
Perrigo Co. plc (Ireland)(a)	42,305	6,585
Total		28,655

Professional Services 1.20%

Robert Half International, Inc.	208,274	8,702

Real Estate Investment Trusts 1.00%

Simon Property Group, Inc.	46,646	7,223

Road & Rail 1.73%

Union Pacific Corp.	71,999	12,545

Semiconductors & Semiconductor Equipment 1.95%

SunEdison, Inc.*	511,959	7,121
SunPower Corp.*	215,401	6,971
Total		14,092

Software 8.11%

Adobe Systems, Inc.*	115,722	6,850
Autodesk, Inc.*	155,237	7,956
Concur Technologies, Inc.*	42,519	5,159
FireEye, Inc.*	93,964	6,859
Salesforce.com, Inc.*	159,902	9,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

Investments	Shares	Fair Value (000)
Software (continued)

Splunk, Inc.*	53,982	$4,158
Ultimate Software Group, Inc. (The)*	33,279	5,432
VMware, Inc. Class A*	80,512	7,257
Workday, Inc. Class A*	60,177	5,388
Total		58,738

Specialty Retail 2.63%

Home Depot, Inc. (The)	99,218	7,625
Tiffany & Co.	61,791	5,140
TJX Cos., Inc.	109,937	6,306
Total		19,071

Textiles, Apparel & Luxury Goods 1.06%

Under Armour, Inc. Class A*	71,279	7,706

Trading Companies & Distributors 0.78%

United Rentals, Inc.*	69,587	5,632

Total Common Stocks (cost $663,845,971)		702,592

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.53%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $26,225,000 of U.S. Treasury Note at 0.75% due 6/30/2017; value: $26,093,875; proceeds: $25,579,164 (cost $25,579,164)	$25,579	25,579

Total Investments in Securities 100.50% (cost $689,425,135)		728,171

Liabilities in Excess of Other Assets (0.50)%		(3,649)

Net Assets 100.00%		$724,522

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$702,592	$—	$—	$702,592
Repurchase Agreement	—	25,579	—	25,579
Total	$702,592	$25,579	$—	$728,171

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.86%

COMMON STOCKS 94.44%

Austria 2.04%

Diversified Telecommunication Services 1.14%
Telekom Austria AG	885,983	$7,740
Machinery 0.90%
Andritz AG	111,376	6,111
Total Austria		13,851

Canada 0.88%

Metals & Mining
Teck Resources Ltd. Class B	249,900	6,013

China 2.95%

Insurance 0.75%
Ping An Insurance Group Co. of China Ltd. Class H	630,500	5,096
Oil, Gas & Consumable Fuels 1.32%
Kunlun Energy Co., Ltd.	5,460,000	9,013
Real Estate Management & Development 0.88%
China Overseas Land & Investment Ltd.	2,230,000	5,986
Total China		20,095

Denmark 0.85%

Pharmaceuticals
H Lundbeck A/S	233,773	5,797

France 9.16%

Aerospace & Defense 1.84%
Safran SA	175,869	12,498
Diversified Telecommunication Services 1.88%
Vivendi SA	477,858	12,828
Electrical Equipment 1.43%
Schneider Electric SA	120,640	9,720
Insurance 1.76%
AXA SA	457,382	11,997
Pharmaceuticals 1.19%
Sanofi	82,692	8,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Textiles, Apparel & Luxury Goods 1.06%
Kering	36,115	$7,203
Total France		62,330

Germany 8.01%

Automobiles 1.27%
Daimler AG Registered Shares	103,324	8,630
Capital Markets 0.72%
Deutsche Bank AG Registered Shares	102,594	4,938
Commercial Banks 0.70%
Commerzbank AG *	282,955	4,790
Diversified Financial Services 1.02%
Deutsche Boerse AG	90,296	6,934
Health Care Providers & Services 1.05%
Fresenius SE & Co. KGaA	45,715	7,136
Industrial Conglomerates 1.94%
Siemens AG Registered Shares	104,257	13,190
Life Sciences Tools & Services 1.31%
MorphoSys AG *	102,201	8,936
Total Germany		54,554

Hong Kong 3.41%

Airlines 1.57%
Cathay Pacific Airways Ltd.	5,145,000	10,704
Hotels, Restaurants & Leisure 1.84%
SJM Holdings Ltd.	4,037,000	12,513
Total Hong Kong		23,217

Indonesia 0.61%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	11,590,300	4,156

Italy 1.97%

Oil, Gas & Consumable Fuels
Eni SpA ADR	295,500	13,416

Japan 18.56%

Automobiles 3.12%
Nissan Motor Co., Ltd.	607,100	5,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)
Automobiles (continued)
Toyota Motor Corp.	280,300	$16,038
		21,246
Chemicals 1.30%
Asahi Kasei Corp.	1,171,000	8,861
Commercial Banks 1.52%
Bank of Yokohama Ltd. (The)	2,055,000	10,330
Diversified Financial Services 1.47%
ORIX Corp.	661,400	10,032
Electronic Equipment, Instruments & Components 3.64%
Hitachi Ltd.	1,810,000	13,798
Murata Manufacturing Co., Ltd.	73,700	6,843
Omron Corp.	104,900	4,148
		24,789
Household Durables 1.00%
Iida Group Holdings Co., Ltd. *	383,700	6,805
Information Technology Services 0.13%
Obic Co., Ltd.	29,500	911
Machinery 0.90%
NSK Ltd.	550,000	6,167
Real Estate Management & Development 1.32%
Daiwa House Industry Co., Ltd.	473,000	8,972
Tobacco 0.86%
Japan Tobacco, Inc.	189,000	5,834
Trading Companies & Distributors 3.30%
Mitsubishi Corp.	614,500	11,298
Sumitomo Corp.	894,800	11,150
		22,448
Total Japan		126,395

Luxembourg 1.31%

Metals & Mining
ArcelorMittal Registered Shares	541,200	8,919

Mexico 0.77%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,863,200	5,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 4.29%

Beverages 0.98%
Heineken Holding NV	115,505	$6,652
Diversified Financial Services 1.57%
ING Groep NV CVA *	810,589	10,705
Insurance 1.74%
Aegon NV	1,356,727	11,826
Total Netherlands		29,183

Norway 4.14%

Commercial Banks 1.94%
DnB NOR ASA	776,233	13,182
Diversified Telecommunication Services 0.48%
Telenor ASA	158,425	3,296
Energy Equipment & Services 0.50%
Ocean Rig UDW, Inc. *	197,296	3,382
Insurance 1.22%
Storebrand ASA *	1,392,949	8,321
Total Norway		28,181

Portugal 1.66%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	729,525	11,279

South Korea 3.75%

Chemicals 1.24%
LG Chem Ltd.	35,346	8,467
Semiconductors & Semiconductor Equipment 2.51%
Samsung Electronics Co., Ltd.	5,734	6,790
SK Hynix, Inc. *	295,460	10,295
		17,085
Total South Korea		25,552

Spain 3.21%

Airlines 1.20%
International Consolidated Airlines Group SA *	1,195,286	8,182
Construction & Engineering 1.19%
Obrascon Huarte Lain SA	192,466	8,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Spain (continued)

Media 0.82%
Mediaset Espana Comunicacion SA *	453,407	$5,584
Total Spain		21,882

Sweden 1.43%

Household Durables 0.59%
Electrolux AB Series B	189,975	4,029
Machinery 0.84%
Alfa Laval AB	235,074	5,695
Total Sweden		9,724

Switzerland 3.94%

Chemicals 1.03%
Syngenta AG Registered Shares	19,779	6,992
Insurance 0.92%
Swiss Re Ltd. *	73,018	6,302
Pharmaceuticals 1.99%
Roche Holding AG	49,429	13,562
Total Switzerland		26,856

Taiwan 0.88%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	1,045,000	5,967

Thailand 0.63%

Commercial Banks
Bangkok Bank PCL	827,800	4,292

United Kingdom 19.99%

Commercial Banks 4.33%
Barclays plc	3,016,757	13,468
HSBC Holdings plc	798,018	8,189
HSBC Holdings plc ADR	62,400	3,213
Lloyds Banking Group plc *	3,377,093	4,605
		29,475
Electric: Utilities 1.12%
SSE plc	354,029	7,595
Food & Staples Retailing 0.98%
Tesco plc	1,271,609	6,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)
Food Products 2.13%
Tate & Lyle plc	782,528	$9,732
Unilever plc	124,707	4,786
		14,518
Household Durables 1.45%
Berkeley Group Holdings plc	232,356	9,860
Insurance 1.45%
Prudential plc	491,706	9,898
Media 1.50%
WPP plc	487,981	10,224
Metals & Mining 2.28%
Rio Tinto plc ADR	291,400	15,488
Oil, Gas & Consumable Fuels 1.15%
Genel Energy plc *	486,223	7,855
Pharmaceuticals 1.47%
Shire plc	200,507	10,007
Tobacco 1.04%
Imperial Tobacco Group plc	194,601	7,102
Trading Companies & Distributors 1.09%
Ashtead Group plc	572,797	7,421
Total United Kingdom		136,125
Total Common Stocks (cost $562,495,807)		643,021

PREFERRED STOCK 1.42%

Germany

Automobiles
Volkswagen AG (cost $9,902,474)	38,188	9,638
Total Long-Term Investments (cost $572,398,281)		652,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.82%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $19,715,000 of U.S. Treasury Note at 0.75% due 6/30/2017; value: $19,616,425; proceeds: $19,230,842 (cost $19,230,842)	$19,231	$19,231

Total Investments in Securities 98.68% (cost $591,629,123)		671,890

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a)1.32%		9,001

Net Assets 100.00%		$680,891

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	Credit Suisse	5/9/2014	355,000,000	$3,458,515	$3,476,368	$17,853
Japanese yen	Buy	J.P.Morgan	5/9/2014	255,000,000	2,445,956	2,497,109	51,153
Norwegian krone	Buy	Morgan Stanley	4/14/2014	13,415,000	2,125,278	2,131,611	6,333
Swiss franc	Buy	Morgan Stanley	2/25/2014	1,000,000	1,102,317	1,103,144	827
Swiss franc	Buy	UBS AG	5/16/2014	1,110,000	1,221,056	1,225,403	4,347
Australian dollar	Sell	Citibank	2/10/2014	2,620,000	2,300,894	2,291,966	8,928
Australian dollar	Sell	J.P.Morgan	2/10/2014	2,740,000	2,404,199	2,396,941	7,258
British pound	Sell	Barclays Bank plc	5/12/2014	2,660,000	4,371,245	4,369,556	1,689
British pound	Sell	Barclays Bank plc	6/4/2014	1,250,000	2,057,536	2,052,985	4,551
Canadian dollar	Sell	Morgan Stanley	2/24/2014	3,950,000	3,827,037	3,544,834	282,203
euro	Sell	Barclays Bank plc	4/9/2014	4,100,000	5,603,019	5,529,817	73,202
euro	Sell	Barclays Bank plc	4/9/2014	1,825,000	2,497,075	2,461,443	35,632
euro	Sell	Barclays Bank plc	4/9/2014	5,555,000	7,600,123	7,492,228	107,895
euro	Sell	Goldman Sachs	2/18/2014	17,250,000	23,401,229	23,265,153	136,076
euro	Sell	Goldman Sachs	4/9/2014	7,620,000	10,356,997	10,277,368	79,629
euro	Sell	Goldman Sachs	4/9/2014	1,870,000	2,531,458	2,522,136	9,322
euro	Sell	J.P.Morgan	4/9/2014	1,400,000	1,931,280	1,888,230	43,050
euro	Sell	J.P.Morgan	4/9/2014	1,605,000	2,182,638	2,164,721	17,917
euro	Sell	J.P.Morgan	4/9/2014	3,570,000	4,875,406	4,814,987	60,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	J.P.Morgan	4/9/2014	5,135,000	$7,029,964	$6,925,759	$104,205
euro	Sell	UBS AG	2/18/2014	2,145,000	2,954,823	2,892,971	61,852
euro	Sell	UBS AG	2/18/2014	1,615,000	2,207,080	2,178,158	28,922
Norwegian krone	Sell	Goldman Sachs	5/27/2014	94,185,000	15,222,935	14,943,083	279,852
Norwegian krone	Sell	UBS AG	4/14/2014	83,900,000	13,671,899	13,331,511	340,388
South Korean won	Sell	J.P.Morgan	4/24/2014	18,375,000,000	17,180,926	16,892,315	288,611
Swiss franc	Sell	Morgan Stanley	2/25/2014	1,900,000	2,118,271	2,095,974	22,297
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,074,411

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	J.P.Morgan	2/10/2014	4,620,000	$4,319,289	$4,041,558	$(277,731)
Australian dollar	Buy	J.P.Morgan	4/9/2014	28,945,000	25,884,790	25,222,608	(662,182)
Australian dollar	Buy	UBS AG	2/10/2014	26,265,000	25,120,135	22,976,520	(2,143,615)
Brazilian real	Buy	UBS AG	3/27/2014	14,670,000	6,235,654	5,996,198	(239,456)
British pound	Buy	Goldman Sachs	5/12/2014	545,000	902,313	895,266	(7,047)
British pound	Buy	J.P.Morgan	5/12/2014	2,115,000	3,503,043	3,474,289	(28,754)
euro	Buy	Barclays Bank plc	2/18/2014	10,405,000	14,227,610	14,033,271	(194,339)
euro	Buy	Barclays Bank plc	4/9/2014	1,990,000	2,720,983	2,683,985	(36,998)
euro	Buy	Barclays Bank plc	4/9/2014	2,375,000	3,210,634	3,203,248	(7,386)
euro	Buy	J.P.Morgan	2/18/2014	1,925,000	2,647,712	2,596,256	(51,456)
euro	Buy	J.P.Morgan	2/18/2014	1,380,000	1,899,584	1,861,212	(38,372)
euro	Buy	J.P.Morgan	2/18/2014	2,160,000	2,942,935	2,913,202	(29,733)
euro	Buy	J.P.Morgan	2/18/2014	2,320,000	3,151,936	3,128,994	(22,942)
euro	Buy	Morgan Stanley	2/18/2014	1,545,000	2,126,087	2,083,748	(42,339)
euro	Buy	Morgan Stanley	2/18/2014	7,800,000	10,584,007	10,519,895	(64,112)
Norwegian krone	Buy	J.P.Morgan	4/14/2014	18,100,000	2,899,650	2,876,047	(23,603)
Norwegian krone	Buy	J.P.Morgan	4/14/2014	9,100,000	1,478,315	1,445,968	(32,347)
Norwegian krone	Buy	Morgan Stanley	4/14/2014	11,100,000	1,790,858	1,763,764	(27,094)
Singapore dollar	Buy	Credit Suisse	5/16/2014	6,360,000	5,020,544	4,981,722	(38,822)
South African rand	Buy	Credit Suisse	4/22/2014	47,400,000	4,486,858	4,214,654	(272,204)
South Korean won	Buy	J.P.Morgan	4/24/2014	1,483,000,000	1,370,103	1,363,336	(6,767)
Swiss franc	Buy	Barclays Bank plc	5/16/2014	7,650,000	8,485,330	8,445,350	(39,980)
Swiss franc	Buy	Goldman Sachs	2/25/2014	13,065,000	14,638,951	14,412,576	(226,375)
Swiss franc	Buy	J.P.Morgan	2/25/2014	1,760,000	1,984,886	1,941,533	(43,353)
Swiss franc	Buy	J.P.Morgan	2/25/2014	1,745,000	1,970,209	1,924,986	(45,223)
Swiss franc	Buy	Morgan Stanley	2/25/2014	1,250,000	1,410,354	1,378,930	(31,424)
Australian dollar	Sell	Citibank	2/10/2014	2,700,000	2,349,524	2,361,949	(12,425)
euro	Sell	Morgan Stanley	2/18/2014	2,340,000	3,151,470	3,155,969	(4,499)
euro	Sell	UBS AG	2/18/2014	4,185,000	5,619,957	5,644,328	(24,371)
Japanese yen	Sell	Morgan Stanley	5/9/2014	610,000,000	5,839,176	5,973,477	(134,301)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,809,250)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Austria	$—	$13,851	$—	$13,851
Canada	6,013	—	—	6,013
China	—	20,095	—	20,095
Denmark	—	5,797	—	5,797
France	—	62,330	—	62,330
Germany	—	54,554	—	54,554
Hong Kong	—	23,217	—	23,217
Indonesia	—	4,156	—	4,156
Italy	13,416	—	—	13,416
Japan	6,805	119,590	—	126,395
Luxembourg	8,919	—	—	8,919
Mexico	5,237	—	—	5,237
Netherlands	—	29,183	—	29,183
Norway	3,382	24,799	—	28,181
Portugal	—	11,279	—	11,279
South Korea	—	25,552	—	25,552
Spain	—	21,882	—	21,882
Sweden	—	9,724	—	9,724
Switzerland	—	26,856	—	26,856
Taiwan	5,967	—	—	5,967
Thailand	—	4,292	—	4,292
United Kingdom	18,701	117,424	—	136,125
Preferred Stock
Germany	—	9,638	—	9,638
Repurchase Agreement	—	19,231	—	19,231
Total	$68,440	$603,450	$—	$671,890
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,074	$—	$2,074
Liabilities	—	(4,809)	—	(4,809)
Total	$—	$(2,735)	$—	$(2,735)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for the majority of foreign securities. As of October 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for substantially all foreign securities. Accordingly, the majority of foreign securities held on January 31, 2014 were transferred from Level 1 to Level 2 during the period ended January 31, 2014. For the period ended January 31, 2014, total transfers from Level 1 to Level 2 were $653,008,530.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.30%

COMMON STOCKS 93.05%

Australia 4.00%

Commercial Banks 1.84%
National Australia Bank Ltd.	1,431,050	$41,603
Electric: Utilities 2.16%
SP AusNet	21,256,858	23,118
Spark Infrastructure Group	17,886,868	25,691
		48,809
Total Australia		90,412

Austria 0.97%

Metals & Mining
Voestalpine AG	489,789	21,922

Belgium 1.27%

Air Freight & Logistics
bpost SA *	1,479,500	28,834

Canada 0.50%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	310,300	11,328

Chile 0.15%

Electric: Utilities
Enersis SA ADR	250,992	3,331

China 0.84%

Commercial Banks
Bank of China Ltd. H Shares	45,279,000	19,111

Denmark 1.72%

Diversified Telecommunication Services
TDC A/S	4,145,282	38,962

Finland 1.05%

Paper & Forest Products
UPM-Kymmene OYJ	1,545,741	23,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
France 11.28%

Commercial Banks 1.77%
BNP Paribas SA	517,603	$39,962
Diversified Telecommunication Services 2.69%
Orange SA	1,353,937	16,761
Vivendi SA	1,641,223	44,057
		60,818
Electrical Equipment 0.86%
Schneider Electric SA	240,621	19,387
Insurance 1.68%
AXA SA	1,452,395	38,098
Media 0.55%
Lagardere SCA	353,453	12,477
Oil, Gas & Consumable Fuels 1.74%
Total SA ADR	689,880	39,440
Pharmaceuticals 1.36%
Sanofi	313,892	30,686
Textiles, Apparel & Luxury Goods 0.63%
Kering	71,749	14,309
Total France		255,177

Germany 7.75%

Air Freight & Logistics 0.29%
Deutsche Post AG Registered Shares	192,149	6,636
Automobiles 1.45%
Daimler AG Registered Shares	392,653	32,797
Diversified Telecommunication Services 1.77%
Deutsche Telekom AG Registered Shares	2,473,796	39,999
Industrial Conglomerates 1.80%
Siemens AG Registered Shares	322,134	40,754
Media 0.89%
ProSiebenSat.1 Media AG Registered Shares	447,709	20,056
Wireless Telecommunication Services 1.55%
Freenet AG *	1,153,148	35,160
Total Germany		175,402

Hong Kong 3.38%

Hotels, Restaurants & Leisure 2.52%
SJM Holdings Ltd.	13,091,000	40,576
Wynn Macau Ltd.	3,872,000	16,445
		57,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Real Estate Management & Development 0.42%
Yuexiu Property Co., Ltd.	47,260,000	$9,658
Water Utilities 0.44%
Guangdong Investment Ltd.	10,718,000	9,887
Total Hong Kong		76,566

Israel 0.72%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	10,678,985	16,274

Italy 4.24%

Commercial Banks 0.88%
Intesa Sanpaolo SpA	7,413,122	19,980
Oil, Gas & Consumable Fuels 1.80%
Eni SpA ADR	896,480	40,700
Transportation Infrastructure 1.56%
Atlantia SpA	1,546,227	35,169
Total Italy		95,849

Japan 10.52%

Automobiles 2.13%
Nissan Motor Co., Ltd.	1,887,900	16,195
Toyota Motor Corp.	558,600	31,963
		48,158
Commercial Banks 1.37%
Aozora Bank Ltd.	10,891,000	31,038
Office Electronics 1.19%
Ricoh Co., Ltd.	2,564,000	26,943
Real Estate Investment Trusts 1.28%
United Urban Investment Corp.	19,374	28,921
Real Estate Management & Development 0.79%
Daiwa House Industry Co., Ltd.	950,000	18,020
Tobacco 0.73%
Japan Tobacco, Inc.	532,400	16,435
Trading Companies & Distributors 3.03%
Mitsubishi Corp.	1,841,600	33,860
Sumitomo Corp.	2,778,700	34,623
		68,483
Total Japan		237,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 1.00%

Media
RTL Group SA	185,149	$22,574

Mexico 0.76%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	9,381,237	17,158

Netherlands 3.05%

Insurance
Aegon NV	4,273,368	37,249
Delta Lloyd NV	1,236,910	31,777
Total Netherlands		69,026

New Zealand 1.07%

Airlines
Air New Zealand Ltd.	17,482,199	24,136

Norway 0.85%

Diversified Telecommunication Services 0.61%
Telenor ASA	670,018	13,939
Energy Equipment & Services 0.24%
Seadrill Ltd.	151,200	5,399
Total Norway		19,338

Portugal 1.78%

Electric: Utilities
EDP - Energias de Portugal SA	10,728,760	40,278

Russia 0.68%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	1,863,200	15,344

Singapore 0.53%

Real Estate Investment Trusts
Mapletree Logistics Trust	15,410,000	12,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
South Korea 0.99%

Wireless Telecommunication Services
SK Telecom Co. Ltd.	111,662	$22,498

Spain 6.05%

Commercial Banks 1.57%
Banco Bilbao Vizcaya Argentaria SA	2,985,593	35,614
Electric: Utilities 0.65%
Red Electrica Corp. SA	209,374	14,643
Gas Utilities 1.98%
Enagas SA	1,024,651	28,010
Gas Natural SDG SA	677,320	16,739
		44,749
Insurance 0.65%
Mapfre SA	3,579,859	14,762
Oil, Gas & Consumable Fuels 1.20%
Repsol SA	1,162,667	27,174
Total Spain		136,942

Sweden 0.90%

Construction & Engineering
NCC AB B Shares	635,557	20,281

Switzerland 3.94%

Insurance 0.99%
Swiss Re Ltd. *	261,333	22,553
Pharmaceuticals 2.95%
Novartis AG Registered Shares	351,458	27,780
Roche Holding AG	141,800	38,905
		66,685
Total Switzerland		89,238

Taiwan 1.90%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	4,231,020	24,159
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,113,200	18,835
Total Taiwan		42,994

Thailand 1.39%

Chemicals 0.72%
PTT Global Chemical PCL	7,575,800	16,308
Commercial Banks 0.67%
Krung Thai Bank PCL	30,003,900	15,161
Total Thailand		31,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Turkey 0.35%

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafinerileri AS	481,087	$7,930

United Kingdom 19.42%

Beverages 0.77%
Britvic plc	1,538,569	17,525
Commercial Banks 3.13%
Barclays plc	8,130,420	36,296
HSBC Holdings plc	3,359,803	34,478
		70,774
Electric: Utilities 1.28%
SSE plc	1,347,643	28,912
Food & Staples Retailing 0.73%
Tesco plc	3,152,676	16,567
Food Products 1.87%
Tate & Lyle plc	2,498,922	31,078
Unilever plc	292,791	11,238
		42,316
Insurance 1.97%
Prudential plc	1,476,569	29,724
RSA Insurance Group plc	9,312,984	14,850
		44,574
Media 0.97%
Reed Elsevier plc	1,505,929	21,935
Metals & Mining 1.96%
Rio Tinto plc ADR	833,600	44,306
Multi-Utilities 0.74%
National Grid plc	1,294,171	16,752
Oil, Gas & Consumable Fuels 1.78%
BP plc	5,154,140	40,393
Pharmaceuticals 1.51%
GlaxoSmithKline plc	1,331,769	34,232
Tobacco 1.22%
Imperial Tobacco Group plc	756,409	27,603
Wireless Telecommunication Services 1.49%
Vodafone Group plc	9,086,104	33,671
Total United Kingdom		439,560

Total Common Stocks (cost $1,896,613,365)		2,105,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
CORPORATE BOND 0.72%

Spain

Banco Popular Espanol SA (a) (cost $16,325,675)	$11,000,000	$16,208

	Shares
PREFERRED STOCKS 1.53%

Brazil

Diversified Telecommunication Services 0.61%
Oi SA	8,066,300	13,864
Independent Power Producers & Energy Traders 0.92%
AES Tiete SA	2,651,300	20,742

Total Preferred Stocks (cost $44,096,270)		34,606

Total Long-Term Investments (cost $1,957,035,310)		2,156,505

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.84%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $64,110,000 of U.S. Treasury Note at 1.25% due 8/31/2015; value: $65,472,338; proceeds: $64,184,252 (cost $64,184,252)	$64,184	64,184

Total Investments in Securities 98.14% (cost $2,021,219,562)		2,220,689

Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 1.86%		42,130

Net Assets 100.00%		$2,262,819

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	The security has an interest rate of 11.50% is perpetual in nature and has no stated maturity.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Open Forward Foreign Currency Exchange Contracts at January 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays Bank plc	2/24/2014	2,880,000	$4,688,611	$4,733,729	$45,118
British pound	Buy	J.P.Morgan	2/24/2014	3,000,000	4,919,544	4,930,967	11,423
British pound	Buy	J.P.Morgan	2/24/2014	3,405,000	5,544,695	5,596,648	51,953
Norwegian krone	Buy	Morgan Stanley	5/27/2014	45,225,000	7,153,884	7,175,250	21,366
Singapore dollar	Buy	Goldman Sachs	5/16/2014	11,930,000	9,331,248	9,344,645	13,397
Australian dollar	Sell	J.P.Morgan	2/10/2014	5,100,000	4,474,969	4,461,460	13,509
Brazilian real	Sell	Barclays Bank plc	4/10/2014	43,800,000	18,155,440	17,839,957	315,483
British pound	Sell	J.P.Morgan	3/27/2014	5,665,000	9,386,372	9,309,121	77,251
Chilean peso	Sell	Morgan Stanley	3/14/2014	5,925,000,000	11,215,219	10,617,331	597,888
euro	Sell	Barclays Bank plc	4/9/2014	6,240,000	8,473,608	8,416,112	57,496
euro	Sell	Barclays Bank plc	4/9/2014	11,000,000	15,125,110	14,836,096	289,014
euro	Sell	Barclays Bank plc	4/9/2014	5,900,000	8,062,881	7,957,542	105,339
euro	Sell	Barclays Bank plc	4/9/2014	7,615,000	10,294,307	10,270,624	23,683
euro	Sell	Credit Suisse	4/9/2014	5,100,000	6,957,507	6,878,553	78,954
euro	Sell	Goldman Sachs	4/9/2014	1,950,000	2,650,413	2,630,035	20,378
euro	Sell	Goldman Sachs	4/9/2014	9,970,000	13,530,207	13,446,898	83,309
euro	Sell	Goldman Sachs	4/9/2014	2,925,000	3,959,634	3,945,053	14,581
euro	Sell	J.P.Morgan	4/9/2014	3,500,000	4,828,201	4,720,576	107,625
euro	Sell	Morgan Stanley	4/9/2014	6,970,000	9,591,201	9,400,690	190,511
euro	Sell	UBS AG	4/24/2014	124,700,000	168,997,805	168,189,789	808,016
Japanese yen	Sell	Morgan Stanley	2/25/2014	6,015,000,000	61,859,105	58,878,065	2,981,040
Japanese yen	Sell	Morgan Stanley	2/25/2014	683,000,000	6,761,580	6,685,572	76,008
Japanese yen	Sell	Morgan Stanley	3/26/2014	5,627,000,000	55,698,092	55,088,707	609,385
Mexican peso	Sell	J.P.Morgan	2/25/2014	177,500,000	13,603,747	13,250,224	353,523
New Zealand dollar	Sell	Morgan Stanley	5/5/2014	5,685,000	4,607,818	4,566,250	41,568
Norwegian krone	Sell	Goldman Sachs	5/27/2014	99,750,000	16,122,395	15,826,007	296,388
South African rand	Sell	Goldman Sachs	2/11/2014	48,000,000	4,410,868	4,315,193	95,675
South Korean won	Sell	Barclays Bank Plc	3/14/2014	12,930,000,000	11,967,790	11,915,457	52,333
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,432,214

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Barclays Bank plc	4/9/2014	3,375,000	$2,981,600	$2,940,967	$(40,633)
Australian dollar	Buy	J.P.Morgan	2/10/2014	150,450,000	140,657,360	131,613,074	(9,044,286)
Australian dollar	Buy	J.P.Morgan	4/9/2014	107,035,000	95,718,725	93,270,059	(2,448,666)
Australian dollar	Buy	J.P.Morgan	4/24/2014	55,600,000	49,012,735	48,401,001	(611,734)
Australian dollar	Buy	Morgan Stanley	2/10/2014	6,570,000	6,302,890	5,747,410	(555,480)
Australian dollar	Buy	UBS AG	2/10/2014	5,940,000	5,681,081	5,196,289	(484,792)
Australian dollar	Buy	UBS AG	5/16/2014	147,935,000	131,772,066	128,592,370	(3,179,696)
Canadian dollar	Buy	Goldman Sachs	4/21/2014	43,800,000	39,632,270	39,255,314	(376,956)
Canadian dollar	Buy	Morgan Stanley	2/24/2014	94,300,000	91,364,460	84,627,310	(6,737,150)
Canadian dollar	Buy	Morgan Stanley	4/21/2014	22,955,000	21,490,930	20,573,190	(917,740)
Canadian dollar	Buy	UBS AG	2/21/2014	39,635,000	38,389,789	35,571,992	(2,817,797)
Chilean peso	Buy	J.P.Morgan	3/14/2014	5,925,000,000	10,642,119	10,617,331	(24,788)
euro	Buy	Barclays Bank plc	2/18/2014	5,495,000	7,429,872	7,411,131	(18,741)
euro	Buy	Barclays Bank plc	4/9/2014	11,045,000	15,102,138	14,896,789	(205,349)
euro	Buy	Barclays Bank plc	4/9/2014	7,020,000	9,604,476	9,468,127	(136,349)
euro	Buy	J.P.Morgan	2/18/2014	6,880,000	9,318,348	9,279,087	(39,261)
euro	Buy	J.P.Morgan	2/18/2014	4,895,000	6,611,432	6,601,909	(9,523)
euro	Buy	J.P.Morgan	4/9/2014	4,560,000	6,201,139	6,150,236	(50,903)
Israeli new shekel	Buy	Deutsche Bank AG	4/22/2014	34,225,000	9,802,826	9,723,258	(79,568)
Israeli new shekel	Buy	J.P.Morgan	4/22/2014	74,225,000	21,107,389	21,087,183	(20,206)
Mexican peso	Buy	Morgan Stanley	2/25/2014	177,500,000	13,311,581	13,250,224	(61,357)
New Zealand dollar	Buy	Goldman Sachs	5/5/2014	5,685,000	4,686,015	4,566,250	(119,765)
Norwegian krone	Buy	J.P.Morgan	5/27/2014	19,625,000	3,139,227	3,113,638	(25,589)
Norwegian krone	Buy	Morgan Stanley	5/27/2014	34,900,000	5,618,188	5,537,119	(81,069)
Singapore dollar	Buy	Credit Suisse	5/16/2014	28,100,000	22,181,963	22,010,438	(171,525)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

Open Forward Foreign Currency Exchange Contracts at January 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South African rand	Buy	J.P.Morgan	2/11/2014	333,000,000	$32,793,062	$29,936,654	$(2,856,408)
South African rand	Buy	J.P.Morgan	3/25/2014	182,750,000	17,710,365	16,324,083	(1,386,282)
South African rand	Buy	Morgan Stanley	2/11/2014	80,500,000	7,763,298	7,236,939	(526,359)
South African rand	Buy	Morgan Stanley	2/11/2014	35,200,000	3,514,215	3,164,475	(349,740)
South Korean won	Buy	Morgan Stanley	3/14/2014	5,700,000,000	5,315,508	5,252,753	(62,755)
Turkish lira	Buy	Credit Suisse	4/16/2014	24,100,000	10,467,761	10,443,683	(24,078)
Turkish lira	Buy	Deutsche Bank AG	4/16/2014	44,500,000	19,913,330	19,283,979	(629,351)
British pound	Sell	Barclays Bank Plc	2/24/2014	3,200,000	5,110,109	5,259,699	(149,590)
British pound	Sell	Goldman Sachs	2/24/2014	3,940,000	6,320,256	6,476,004	(155,748)
British pound	Sell	Goldman Sachs	2/24/2014	7,345,000	11,857,643	12,072,652	(215,009)
British pound	Sell	Goldman Sachs	2/24/2014	20,035,000	32,356,525	32,930,644	(574,119)
British pound	Sell	Goldman Sachs	2/24/2014	14,135,000	22,865,794	23,233,075	(367,281)
British pound	Sell	J.P.Morgan	2/24/2014	5,845,000	9,320,291	9,607,168	(286,877)
British pound	Sell	J.P.Morgan	2/24/2014	4,270,000	6,865,379	7,018,410	(153,031)
British pound	Sell	J.P.Morgan	2/24/2014	2,150,000	3,459,589	3,533,860	(74,271)
British pound	Sell	J.P.Morgan	3/27/2014	90,590,000	146,288,990	148,863,766	(2,574,776)
British pound	Sell	Morgan Stanley	2/24/2014	7,280,000	11,693,165	11,965,814	(272,649)
British pound	Sell	Morgan Stanley	2/24/2014	2,760,000	4,458,877	4,536,490	(77,613)
euro	Sell	Goldman Sachs	2/18/2014	13,700,000	18,371,275	18,477,252	(105,977)
euro	Sell	UBS AG	2/18/2014	3,570,000	4,794,085	4,814,875	(20,790)
Japanese yen	Sell	Morgan Stanley	5/9/2014	11,330,000,000	108,455,509	110,949,998	(2,494,489)
Swiss franc	Sell	Morgan Stanley	3/6/2014	4,415,000	4,791,257	4,870,736	(79,479)
Swiss franc	Sell	UBS AG	3/6/2014	3,320,000	3,640,155	3,662,705	(22,550)
Swiss franc	Sell	UBS AG	3/6/2014	32,425,000	35,490,219	35,772,052	(281,833)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(41,999,978)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$90,412	$—	$90,412
Austria	—	21,922	—	21,922
Belgium	28,834	—	—	28,834
Canada	11,328	—	—	11,328
Chile	3,331	—	—	3,331
China	—	19,111	—	19,111
Denmark	38,962	—	—	38,962
Finland	—	23,676	—	23,676
France	39,440	215,737	—	255,177
Germany	—	175,402	—	175,402
Hong Kong	—	76,566	—	76,566
Israel	16,274	—	—	16,274
Italy	40,700	55,149	—	95,849
Japan	—	237,998	—	237,998
Luxembourg	22,574	—	—	22,574
Mexico	17,158	—	—	17,158
Netherlands	—	69,026	—	69,026
New Zealand	—	24,136	—	24,136
Norway	5,399	13,939	—	19,338
Portugal	—	40,278	—	40,278
Russia	—	15,344	—	15,344
Singapore	—	12,083	—	12,083
South Korea	—	22,498	—	22,498
Spain	—	136,942	—	136,942
Sweden	—	20,281	—	20,281
Switzerland	—	89,238	—	89,238
Taiwan	42,994	—	—	42,994
Thailand	31,469	—	—	31,469
Turkey	—	7,930	—	7,930
United Kingdom	59,156	380,404	—	439,560
Corporate Bond	—	16,208	—	16,208
Preferred Stocks
Brazil	34,606	—	—	34,606
Repurchase Agreement	—	64,184	—	64,184
Total	$392,225	$1,828,464	$—	$2,220,689
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$7,432	$—	$7,432
Liabilities	—	(42,000)	—	(42,000)
Total	$—	$(34,568)	$—	$(34,568)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)

As of January 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for the majority of foreign securities. As of October 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for substantially all foreign securities. Accordingly, the majority of foreign securities held on January 31, 2014 were transferred from Level 1 to Level 2 during the period ended January 31, 2014. For the period ended January 31, 2014, total transfers from Level 1 to Level 2 were $1,779,318,782.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.24%

Australia 0.81%

Multi-Utilities
DUET Group	2,033,979	$3,710

Austria 0.65%

Semiconductors & Semiconductor Equipment
AMG AG	24,004	2,952

Belgium 0.58%

Electric: Utilities
Elia System Operator SA	57,101	2,629

Canada 2.79%

Metals & Mining 1.00%
HudBay Minerals, Inc.	576,566	4,576
Oil, Gas & Consumable Fuels 0.36%
TORC Oil & Gas Ltd.	183,458	1,632
Paper & Forest Products 1.43%
International Forest Products Ltd. Class A *	158,109	2,202
West Fraser Timber Co., Ltd.	84,416	4,335
		6,537
Total Canada		12,745

China 1.15%

Water Utilities
CT Environmental Group Ltd. *	8,372,000	5,255

Finland 1.36%

Leisure Equipment & Products
Amer Sports OYJ A Shares	300,169	6,195

France 1.37%

Auto Components 0.87%
Plastic Omnium SA	154,263	3,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Internet Software & Services 0.50%
Criteo SA ADR *	64,145	$2,257
Total France		6,245

Germany 9.26%

Chemicals 1.04%
Symrise GmbH & Co. AG	104,710	4,768
Computers & Peripherals 1.56%
Wincor Nixdorf AG	100,294	7,125
Life Sciences Tools & Services 2.34%
Gerresheimer AG	89,884	6,042
MorphoSys AG *	52,753	4,612
		10,654
Machinery 2.68%
Deutz AG *	490,028	4,863
DMG MORI SEIKI AG	162,170	5,218
Norma Group SE	39,855	2,144
		12,225
Real Estate Management & Development 1.64%
GAGFAH SA *	313,435	4,505
Patrizia Immobilien AG *	283,514	2,953
		7,458
Total Germany		42,230

Hong Kong 6.96%

Auto Components 1.77%
Minth Group Ltd.	1,386,000	2,709
Nexteer Automotive Group Ltd. *	9,597,000	5,344
		8,053
Capital Markets 0.48%
Sun Hung Kai & Co. Ltd.	3,752,000	2,171
Communications Equipment 0.65%
VTech Holdings Ltd.	246,800	2,985
Energy Equipment & Services 0.51%
Hilong Holding Ltd.	3,036,000	2,315
Hotels, Restaurants & Leisure 1.36%
REXLot Holdings Ltd.	39,750,000	6,203
Household Durables 0.31%
Techtronic Industries Co.	546,500	1,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Machinery 0.56%
Sinotruk Hong Kong Ltd.	5,006,000	$2,564
Multi-Line Retail 0.37%
Maoye International Holdings Ltd.	11,193,000	1,698
Specialty Retail 0.95%
Esprit Holdings Ltd. *	2,316,000	4,354
Total Hong Kong		31,747

India 1.19%

Consumer Finance
SKS Microfinance Ltd. *	1,871,644	5,410

Indonesia 0.81%

Commercial Banks 0.42%
Bank Tabungan Negara Persero Tbk PT	25,843,500	1,901
Consumer Finance 0.39%
PT Clipan Finance Indonesia Tbk	52,233,850	1,803
Total Indonesia		3,704

Ireland 1.46%

Health Care Providers & Services
UDG Healthcare plc	1,138,723	6,660

Italy 1.83%

Communications Equipment 0.48%
Telit Communications plc *	738,085	2,208
Internet & Catalog Retail 0.83%
Yoox SpA *	99,654	3,769
Textiles, Apparel & Luxury Goods 0.52%
Brunello Cucinelli SpA	86,263	2,351
Total Italy		8,328

Japan 19.28%

Auto Components 1.20%
Keihin Corp.	368,900	5,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Building Products 0.91%
Aica Kogyo Co., Ltd.	225,800	$4,155
Construction & Engineering 0.99%
SHO-BOND Holdings Co., Ltd.	94,900	4,495
Diversified Financial Services 1.19%
Century Tokyo Leasing Corp.	186,700	5,438
Food & Staples Retailing 0.91%
Sundrug Co., Ltd.	99,100	4,154
Food Products 0.34%
Toyo Suisan Kaisha Ltd.	49,000	1,544
Health Care Equipment & Supplies 1.01%
Hogy Medical Co., Ltd.	88,700	4,585
Hotels, Restaurants & Leisure 1.00%
St. Marc Holdings Co., Ltd.	95,400	4,543
Household Durables 1.60%
Haseko Corp. *	587,300	4,372
Iida Group Holdings Co., Ltd. *	164,600	2,919
		7,291
Information Technology Services 3.11%
NS Solutions Corp.	190,300	4,862
Obic Co., Ltd.	154,600	4,773
SCSK Corp.	164,200	4,525
		14,160
Machinery 1.87%
Nabtesco Corp.	205,800	4,562
NSK Ltd.	352,000	3,947
		8,509
Personal Products 1.58%
Aderans Co., Ltd.	249,308	2,667
Kobayashi Pharmaceutical Co., Ltd.	84,000	4,557
		7,224
Real Estate Investment Trusts 0.63%
Kenedix Realty Investment Corp.	583	2,897
Real Estate Management & Development 0.83%
Takara Leben Co., Ltd.	1,184,100	3,780
Software 0.59%
NSD Co., Ltd.	194,900	2,676
Specialty Retail 0.88%
K’s Holdings Corp.	68,500	1,823
United Arrows Ltd.	68,600	2,205
		4,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Wireless Telecommunication Services 0.64%
Okinawa Cellular Telephone Co.	112,600	$2,939
Total Japan		87,889

Mexico 0.92%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,297,975	4,203

Netherlands 3.95%

Construction & Engineering 1.28%
Arcadis NV	162,827	5,816
Machinery 1.07%
Aalberts Industries NV	155,712	4,865
Professional Services 1.60%
Brunel International NV	66,539	3,911
USG People NV	217,328	3,405
		7,316
Total Netherlands		17,997

New Zealand 1.60%

Airlines
Air New Zealand Ltd.	5,269,220	7,275

Norway 0.59%

Oil, Gas & Consumable Fuels
DNO International ASA *	822,674	2,685

Philippines 1.95%

Commercial Banks 0.82%
Rizal Commercial Banking Corp.	3,900,400	3,726
Real Estate Management & Development 1.13%
Filinvest Land, Inc.	179,272,000	5,178
Total Philippines		8,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Spain 3.48%

Diversified Financial Services 0.80%
Bolsas y Mercados Espanoles SA	92,822	$3,629
Food Products 1.97%
Ebro Foods SA	219,110	4,850
Viscofan SA	78,288	4,148
		8,998
Media 0.71%
Mediaset Espana Comunicacion SA *	263,824	3,249
Total Spain		15,876

Sweden 3.57%

Commercial Services & Supplies 2.37%
Intrum Justitia AB	218,562	6,172
Loomis AB	196,141	4,634
		10,806
Food & Staples Retailing 1.20%
Axfood AB	113,912	5,459
Total Sweden		16,265

Switzerland 3.80%

Capital Markets 1.23%
EFG International AG *	385,332	5,616
Communications Equipment 1.54%
Ascom Holding AG *	368,539	7,000
Household Durables 1.03%
Forbo Holding AG Registered Shares *	5,766	4,712
Total Switzerland		17,328

United Kingdom 25.88%

Capital Markets 3.33%
3i Group plc	973,445	5,966
Ashmore Group plc	621,979	3,323
Jupiter Fund Management plc	964,579	5,915
		15,204
Chemicals 0.99%
Essentra plc	330,876	4,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Commercial Banks 0.64%
Bank of Georgia Holdings plc	82,187	$2,900
Diversified Financial Services 1.47%
Arrow Global Group plc *	1,659,305	6,683
Electronic Equipment, Instruments & Components 0.97%
Electrocomponents plc	1,013,043	4,409
Health Care Providers & Services 1.04%
Synergy Health plc	223,675	4,736
Household Durables 0.41%
Berkeley Group Holdings plc	43,714	1,855
Independent Power Producers & Energy Traders 1.14%
APR Energy plc	376,531	5,206
Information Technology Services 0.47%
Innovation Group plc *	3,873,321	2,133
Insurance 2.19%
Catlin Group Ltd.	525,809	4,554
Just Retirement Group plc *	1,324,124	5,436
		9,990
Internet & Catalog Retail 0.77%
N Brown Group plc	398,254	3,536
Internet Software & Services 0.68%
Blinkx plc *	1,481,569	3,095
Oil, Gas & Consumable Fuels 3.10%
Afren plc *	2,026,946	4,952
Genel Energy plc *	318,772	5,150
Ophir Energy plc *	881,235	4,057
		14,159
Professional Services 2.83%
Hays plc	3,235,768	7,051
Michael Page International plc	800,592	5,847
		12,898
Software 1.29%
Playtech plc	517,903	5,870
Specialty Retail 2.52%
Carphone Warehouse Group plc	1,009,833	4,951
Howden Joinery Group plc	1,162,784	6,548
		11,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Trading Companies & Distributors 2.04%
Ashtead Group plc	372,631	$4,828
Diploma plc	392,195	4,475
		9,303
Total United Kingdom		117,980

Total Common Stocks (cost $378,106,930)		434,212

PREFERRED STOCK 1.02%

Germany

Machinery
Jungheinrich AG (cost $4,528,065)	63,847	4,648

Total Long-Term Investments (cost $382,634,995)		438,860

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.90%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $13,215,000 of U.S. Treasury Note at 1.25% due 8/31/2015; value: $13,495,819; proceeds: $13,230,634 (cost $13,230,634)	$13,231	13,231

Total Investments in Securities 99.16% (cost $395,865,629)		452,091

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.84%		3,808

Net Assets 100.00%		$455,899

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Open Forward Foreign Currency Exchange Contracts at January 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P.Morgan	2/11/2014	515,000	$841,328	$846,564	$5,236
euro	Buy	J.P.Morgan	3/14/2014	1,225,000	1,647,090	1,652,177	5,087
euro	Buy	J.P.Morgan	3/14/2014	1,955,000	2,628,202	2,636,740	8,538
euro	Buy	J.P.Morgan	3/14/2014	1,200,000	1,616,416	1,618,459	2,043
Japanese yen	Buy	J.P.Morgan	2/28/2014	142,700,000	1,381,404	1,396,844	15,440
Japanese yen	Buy	J.P.Morgan	2/28/2014	160,000,000	1,533,929	1,566,188	32,259
Japanese yen	Buy	J.P.Morgan	2/28/2014	265,000,000	2,541,664	2,593,998	52,334
Japanese yen	Buy	J.P.Morgan	2/28/2014	94,000,000	897,331	920,135	22,804
Japanese yen	Buy	Morgan Stanley	2/28/2014	75,000,000	716,407	734,150	17,743
South Korean won	Buy	J.P.Morgan	5/9/2014	1,020,000,000	933,869	936,899	3,030
British pound	Sell	Goldman Sachs	3/27/2014	655,000	1,077,599	1,076,341	1,258
euro	Sell	Barclays Bank plc	3/14/2014	800,000	1,094,549	1,078,973	15,576
euro	Sell	Barclays Bank plc	3/14/2014	2,225,000	3,007,833	3,000,893	6,940
euro	Sell	UBS AG	3/14/2014	1,170,000	1,597,166	1,577,998	19,168
Japanese yen	Sell	Barclays Bank plc	2/28/2014	174,000,000	1,782,741	1,703,229	79,512
Japanese yen	Sell	J.P.Morgan	2/28/2014	142,000,000	1,460,470	1,389,992	70,478
Japanese yen	Sell	J.P.Morgan	2/28/2014	80,000,000	817,306	783,094	34,212
Japanese yen	Sell	J.P.Morgan	2/28/2014	79,000,000	790,547	773,305	17,242
Japanese yen	Sell	Morgan Stanley	2/28/2014	322,000,000	3,226,763	3,151,953	74,810
Japanese yen	Sell	Morgan Stanley	2/28/2014	116,000,000	1,160,849	1,135,486	25,363
Japanese yen	Sell	Morgan Stanley	2/28/2014	85,000,000	834,981	832,037	2,944
Japanese yen	Sell	Morgan Stanley	2/28/2014	95,000,000	977,060	929,924	47,136
Japanese yen	Sell	Morgan Stanley	2/28/2014	149,000,000	1,516,206	1,458,512	57,694
Mexican peso	Sell	J.P.Morgan	2/25/2014	21,400,000	1,640,114	1,597,492	42,622
New Zealand dollar	Sell	Barclays Bank plc	5/16/2014	3,790,000	3,154,766	3,041,256	113,510
Norwegian krone	Sell	Morgan Stanley	5/5/2014	14,440,000	2,366,476	2,292,722	73,754
Philippine peso	Sell	Deutsche Bank AG	5/19/2014	226,000,000	4,996,684	4,975,129	21,555
Swiss franc	Sell	Barclays Bank plc	4/7/2014	605,000	667,713	667,642	71
Swiss franc	Sell	Credit Suisse	2/25/2014	1,360,000	1,530,294	1,500,276	30,018
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$898,377

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	J.P.Morgan	4/9/2014	5,495,000	$4,914,041	$4,788,331	$(125,710)
Australian dollar	Buy	UBS AG	2/10/2014	8,370,000	8,005,160	7,322,043	(683,117)
Australian dollar	Buy	UBS AG	4/9/2014	885,000	780,948	771,187	(9,761)
Australian dollar	Buy	UBS AG	5/16/2014	5,050,000	4,498,252	4,389,708	(108,544)
British pound	Buy	Barclays Bank plc	2/11/2014	415,000	683,694	682,183	(1,511)
Canadian dollar	Buy	Goldman Sachs	2/24/2014	1,065,000	1,016,203	955,759	(60,444)
Canadian dollar	Buy	Goldman Sachs	2/24/2014	1,085,000	1,038,668	973,708	(64,960)
Canadian dollar	Buy	J.P.Morgan	2/24/2014	2,000,000	1,895,523	1,794,853	(100,670)
Canadian dollar	Buy	Morgan Stanley	2/24/2014	1,065,000	1,016,935	955,759	(61,176)
Canadian dollar	Buy	Morgan Stanley	2/24/2014	9,510,000	9,213,956	8,534,525	(679,431)
Canadian dollar	Buy	Morgan Stanley	4/21/2014	6,025,000	5,640,726	5,399,846	(240,880)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Barclays Bank Plc	3/14/2014	1,435,000	$1,940,368	$1,935,407	$(4,961)
euro	Buy	Credit Suisse	3/14/2014	2,020,000	2,755,787	2,724,406	(31,381)
euro	Buy	Goldman Sachs	3/14/2014	785,000	1,075,009	1,058,742	(16,267)
euro	Buy	Goldman Sachs	3/14/2014	790,000	1,073,766	1,065,485	(8,281)
euro	Buy	Goldman Sachs	3/14/2014	465,000	628,334	627,153	(1,181)
euro	Buy	J.P.Morgan	3/14/2014	1,020,000	1,391,205	1,375,690	(15,515)
euro	Buy	J.P.Morgan	3/14/2014	480,000	662,155	647,384	(14,771)
euro	Buy	Morgan Stanley	3/14/2014	645,000	887,580	869,922	(17,658)
Japanese yen	Buy	Barclays Bank Plc	2/28/2014	84,000,000	852,059	822,248	(29,811)
Japanese yen	Buy	Morgan Stanley	2/28/2014	270,000,000	2,709,649	2,642,942	(66,707)
Norwegian krone	Buy	Morgan Stanley	5/5/2014	14,440,000	2,333,723	2,292,722	(41,001)
Singapore dollar	Buy	Barclays Bank plc	5/9/2014	2,405,000	1,892,690	1,883,790	(8,900)
South Korean won	Buy	Barclays Bank Plc	3/14/2014	7,040,000,000	6,516,105	6,487,611	(28,494)
South Korean won	Buy	UBS AG	5/9/2014	12,070,000,000	11,201,856	11,086,640	(115,216)
Swiss franc	Buy	Goldman Sachs	2/25/2014	1,360,000	1,523,840	1,500,276	(23,564)
Swiss franc	Buy	Morgan Stanley	4/7/2014	12,130,000	13,427,603	13,385,938	(41,665)
British pound	Sell	Credit Suisse	3/27/2014	2,100,000	3,433,643	3,450,866	(17,223)
British pound	Sell	Goldman Sachs	2/11/2014	730,000	1,179,074	1,199,984	(20,910)
British pound	Sell	Goldman Sachs	2/11/2014	2,005,000	3,201,939	3,295,846	(93,907)
British pound	Sell	Goldman Sachs	2/11/2014	3,415,000	5,450,436	5,613,624	(163,188)
British pound	Sell	Goldman Sachs	3/27/2014	1,960,000	3,198,138	3,220,808	(22,670)
British pound	Sell	J.P.Morgan	3/27/2014	11,510,000	18,586,889	18,914,030	(327,141)
British pound	Sell	Morgan Stanley	2/11/2014	4,185,000	6,706,375	6,879,360	(172,985)
British pound	Sell	Morgan Stanley	2/11/2014	1,050,000	1,670,653	1,726,004	(55,351)
British pound	Sell	Morgan Stanley	2/11/2014	880,000	1,408,831	1,446,556	(37,725)
Japanese yen	Sell	Goldman Sachs	2/28/2014	147,000,000	1,429,245	1,438,935	(9,690)
Japanese yen	Sell	Goldman Sachs	2/28/2014	156,000,000	1,493,681	1,527,033	(33,352)
Japanese yen	Sell	J.P.Morgan	2/28/2014	139,000,000	1,353,098	1,360,625	(7,527)
Japanese yen	Sell	J.P.Morgan	2/28/2014	165,000,000	1,613,542	1,615,131	(1,589)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,564,835)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$3,710	$—	$3,710
Austria	2,952	—	—	2,952
Belgium	—	2,629	—	2,629
Canada	12,745	—	—	12,745
China	—	5,255	—	5,255
Finland	—	6,195	—	6,195
France	2,257	3,988	—	6,245
Germany	—	42,230	—	42,230
Hong Kong	2,985	28,762	—	31,747
India	—	5,410	—	5,410
Indonesia	—	3,704	—	3,704
Ireland	6,660	—	—	6,660
Italy	2,208	6,120	—	8,328
Japan	2,919	84,970	—	87,889
Mexico	4,203	—	—	4,203
Netherlands	—	17,997	—	17,997
New Zealand	—	7,275	—	7,275
Norway	—	2,685	—	2,685
Philippines	—	8,904	—	8,904
Spain	4,148	11,728	—	15,876
Sweden	11,631	4,634	—	16,265
Switzerland	4,712	12,616	—	17,328
United Kingdom	19,458	98,522	—	117,980
Preferred Stock
Germany	—	4,648	—	4,648
Repurchase Agreement	—	13,231	—	13,231
Total	$76,878	$375,213	$—	$452,091
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$898	$—	$898
Liabilities	—	(3,565)	—	(3,565)
Total	$—	$(2,667)	$—	$(2,667)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of January 31, 2014, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for the majority of foreign securities. As of October 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for substantially all foreign securities. Accordingly, the majority of foreign securities held in January 31, 2014 were transferred from Level 1 to Level 2 during the period ended January 31, 2014. For the period ended January 31, 2014, total transfers from Level 1 to Level 2 were $311,907,732.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.69%

Aerospace & Defense 2.42%

Astronics Corp.*	49,847	$3,020
Taser International, Inc.*	80,600	1,294
Total		4,314

Auto Components 1.29%

Gentherm, Inc.*	90,081	2,295

Beverages 0.65%

Craft Brew Alliance, Inc.*	76,443	1,156

Biotechnology 18.39%

Acceleron Pharma, Inc.*	52,036	2,412
Agios Pharmaceuticals, Inc.*	43,588	1,153
Epizyme, Inc.*	60,312	1,833
Foundation Medicine, Inc.*	58,002	1,737
Insmed, Inc.*	90,311	1,844
Intercept Pharmaceuticals, Inc.*	6,732	2,026
InterMune, Inc.*	101,578	1,356
Keryx Biopharmaceuticals, Inc.*	193,885	2,982
KYTHERA Biopharmaceuticals, Inc.*	39,019	1,795
Neurocrine Biosciences, Inc.*	76,051	1,300
Osiris Therapeutics, Inc.*	102,722	1,603
Raptor Pharmaceutical Corp.*	195,191	3,035
Receptos, Inc.*	74,474	2,968
Sangamo Biosciences, Inc.*	125,430	2,426
Sarepta Therapeutics, Inc.*	60,016	1,463
Ultragenyx Pharmaceutical, Inc.*	5,900	249
Verastem, Inc.*	98,129	1,232
XOMA Corp.*	177,584	1,380
Total		32,794

Building Products 1.85%

Builders FirstSource, Inc.*	146,722	1,181
Trex Co., Inc.*	30,118	2,118
Total		3,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

Investments	Shares	Fair Value (000)
Capital Markets 2.46%

HFF, Inc. Class A	96,442	$2,853
Silvercrest Asset Management Group, Inc. Class A	97,210	1,536
Total		4,389

Chemicals 1.04%

Flotek Industries, Inc.*	86,075	1,852

Commercial Banks 1.80%

Pinnacle Financial Partners, Inc.	51,400	1,678
ViewPoint Financial Group, Inc.	62,151	1,530
Total		3,208

Commercial Services & Supplies 1.12%

US Ecology, Inc.	56,005	2,003

Computers & Peripherals 1.40%

Cray, Inc.*	84,746	2,499

Construction & Engineering 1.62%

MYR Group, Inc.*	53,860	1,350
Orion Marine Group, Inc.*	137,009	1,535
Total		2,885

Diversified Consumer Services 3.60%

American Public Education, Inc.*	52,746	2,233
Capella Education Co.	32,339	2,017
LifeLock, Inc.*	106,662	2,177
Total		6,427

Electrical Equipment 2.64%

Capstone Turbine Corp.*	771,356	1,250
Power Solutions International, Inc.*	25,263	1,680
Thermon Group Holdings, Inc.*	65,978	1,787
Total		4,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 4.55%

Control4 Corp.*	47,878	$1,097
FARO Technologies, Inc.*	46,462	2,403
InvenSense, Inc.*	94,631	1,863
Methode Electronics, Inc.	81,869	2,756
Total		8,119

Energy Equipment & Services 1.65%

RigNet, Inc.*	63,013	2,940

Food & Staples Retailing 1.35%

Chefs’ Warehouse, Inc. (The)*	39,649	936
Natural Grocers by Vitamin Cottage, Inc.*	38,619	1,467
Total		2,403

Food Products 1.44%

Boulder Brands, Inc.*	120,025	1,721
Calavo Growers, Inc.	27,992	851
Total		2,572

Health Care Equipment & Supplies 8.21%

AtriCure, Inc.*	61,397	1,258
Cardiovascular Systems, Inc.*	89,937	3,051
Endologix, Inc.*	85,995	1,376
Novadaq Technologies, Inc. (Canada)*(a)	122,640	2,513
Spectranetics Corp. (The)*	68,487	1,782
Tandem Diabetes Care, Inc.*	57,130	1,477
ZELTIQ Aesthetics, Inc.*	155,450	3,185
Total		14,642

Health Care Providers & Services 2.05%

ExamWorks Group, Inc.*	74,299	2,287
IPC The Hospitalist Co., Inc.*	25,791	1,377
Total		3,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.15%

Chuy’s Holdings, Inc.*	37,276	$1,346
Fiesta Restaurant Group, Inc.*	25,823	1,110
Multimedia Games Holding Co., Inc.*	43,262	1,374
Total		3,830

Household Durables 1.19%

iRobot Corp.*	60,336	2,132

Information Technology Services 1.63%

Luxoft Holding, Inc.*	77,635	2,903

Insurance 2.61%

eHealth, Inc.*	51,225	2,737
Hilltop Holdings, Inc.*	80,478	1,915
Total		4,652

Internet Software & Services 6.62%

Benefitfocus, Inc.*	34,097	2,221
Chegg, Inc.*	121,233	809
comScore, Inc.*	12,189	334
Demandware, Inc.*	28,478	1,813
Envestnet, Inc.*	51,135	2,186
Textura Corp.*	43,862	1,379
Trulia, Inc.*	24,844	858
Xoom Corp.*	80,717	2,211
Total		11,811

Leisure Equipment & Products 1.02%

Malibu Boats, Inc. Class A*	102,828	1,825

Life Sciences Tools & Services 2.28%

Fluidigm Corp.*	89,969	4,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

Investments	Shares	Fair Value (000)
Machinery 0.75%

Energy Recovery, Inc.*	156,455	$670
RBC Bearings, Inc.*	10,292	667
Total		1,337

Media 3.22%

Entravision Communications Corp. Class A	322,462	1,945
Rentrak Corp.*	66,544	3,798
Total		5,743

Oil, Gas & Consumable Fuels 2.90%

GasLog Ltd. (Monaco)(a)	143,677	3,011
Quicksilver Resources, Inc.*	693,160	2,156
Total		5,167

Pharmaceuticals 2.76%

Cadence Pharmaceuticals, Inc.*	270,385	2,969
GW Pharmaceuticals plc ADR*	34,900	1,957
Total		4,926

Semiconductors & Semiconductor Equipment 3.01%

Ambarella, Inc.*	51,265	1,642
Canadian Solar, Inc. (Canada)*(a)	43,794	1,714
Monolithic Power Systems, Inc.*	61,603	2,014
Total		5,370

Software 5.09%

Callidus Software, Inc.*	96,422	1,415
Imperva, Inc.*	24,468	1,346
Proofpoint, Inc.*	61,837	2,503
PROS Holdings, Inc.*	50,144	1,906
Qualys, Inc.*	17,506	507
Rally Software Development Corp.*	43,179	920
Silver Spring Networks, Inc.*	28,452	485
Total		9,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

Investments	Shares	Fair Value (000)
Specialty Retail 0.86%

MarineMax, Inc.*	104,158	$1,536

Textiles, Apparel & Luxury Goods 0.74%

Vince Holding Corp.*	56,565	1,321

Trading Companies & Distributors 1.33%

H&E Equipment Services, Inc.*	78,384	2,373

Total Common Stocks (cost $136,685,531)		174,245

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.04%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $7,345,000 of U.S. Treasury Note at 0.25% due 2/15/2015; value: $7,360,895; proceeds: $7,215,100 (cost $7,215,100)	$7,215	7,215

Total Investments in Securities 101.73% (cost $143,900,631)		181,460

Liabilities in Excess of Other Assets (1.73)%		(3,094)

Net Assets 100.00%		$178,366

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$174,245	$—	$—	$174,245
Repurchase Agreement	—	7,215	—	7,215
Total	$174,245	$7,215	$—	$181,460

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.00%

Aerospace & Defense 0.83%

Erickson Air-Crane, Inc.*	72,000	$1,391

Auto Components 5.33%

Dorman Products, Inc.*	21,900	1,142
Drew Industries, Inc.	43,910	2,112
Gentherm, Inc.*	155,300	3,957
Tower International, Inc.*	77,700	1,727
Total		8,938

Building Products 1.95%

Patrick Industries, Inc.*	90,900	3,272

Capital Markets 3.26%

Silvercrest Asset Management Group, Inc. Class A	169,732	2,682
Westwood Holdings Group, Inc.	48,700	2,784
Total		5,466

Chemicals 2.49%

Chase Corp.	44,500	1,407
KMG Chemicals, Inc.	58,948	923
Quaker Chemical Corp.	26,800	1,852
Total		4,182

Commercial Banks 23.28%

Bancorp, Inc. (The)*	118,900	2,265
Bank of Marin Bancorp	44,600	1,973
BNC Bancorp	164,500	2,792
Bryn Mawr Bank Corp.	67,482	1,881
CoBiz Financial, Inc.	318,866	3,367
First Financial Holdings, Inc.	62,300	3,834
Lakeland Financial Corp.	78,100	2,861
Pacific Premier Bancorp, Inc.*	157,200	2,495
Park Sterling Corp.	370,800	2,503
Renasant Corp.	117,800	3,391
Sandy Spring Bancorp, Inc.	64,900	1,620
Southern National Bancorp of Virginia, Inc.	151,600	1,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Commercial Banks (continued)

Tristate Capital Holdings, Inc.*	209,105	$2,873
Union First Market Bankshares Corp.	124,000	2,861
Wilshire Bancorp, Inc.	277,400	2,763
Total		39,025

Commercial Services & Supplies 4.01%

McGrath RentCorp	53,900	1,974
Mobile Mini, Inc.*	55,200	2,135
Multi-Color Corp.	72,500	2,607
Total		6,716

Computers & Peripherals 1.65%

Electronics for Imaging, Inc.*	65,100	2,758

Construction & Engineering 0.81%

Great Lakes Dredge & Dock Corp.*	180,800	1,361

Diversified Financial Services 0.85%

Marlin Business Services Corp.	55,876	1,418

Electrical Equipment 2.48%

AZZ, Inc.	28,100	1,175
Powell Industries, Inc.	48,495	2,978
Total		4,153

Electronic Equipment, Instruments & Components 2.21%

CTS Corp.	139,625	2,610
Measurement Specialties, Inc.*	19,900	1,098
Total		3,708

Energy Equipment & Services 0.59%

Basic Energy Services, Inc.*	57,700	988

Food Products 0.51%

Farmer Bros Co.*	39,800	861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Gas Utilities 1.69%

Chesapeake Utilities Corp.	48,000	$2,825

Health Care Equipment & Supplies 2.37%

Given Imaging Ltd. (Israel)*(a)	42,600	1,276
Invacare Corp.	133,500	2,694
Total		3,970

Health Care Providers & Services 2.57%

BioScrip, Inc.*	119,600	1,018
CorVel Corp.*	53,440	2,531
U.S. Physical Therapy, Inc.	23,995	756
Total		4,305

Household Durables 1.66%

LGI Homes, Inc.*	159,665	2,781

Information Technology Services 1.94%

Computer Task Group, Inc.	88,435	1,429
Information Services Group, Inc.*	26,033	141
Virtusa Corp.*	49,181	1,686
Total		3,256

Insurance 3.14%

AMERISAFE, Inc.	71,100	2,941
HCI Group, Inc.	54,800	2,331
Total		5,272

Leisure Equipment & Products 1.13%

Malibu Boats, Inc. Class A*	106,900	1,898

Machinery 6.52%

Dynamic Materials Corp.	109,900	2,399
FreightCar America, Inc.	103,200	2,371
Lydall, Inc.*	122,100	2,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Machinery (continued)

Standex International Corp.	41,800	$2,378
Twin Disc, Inc.	69,308	1,634
Total		10,939

Media 1.84%

Carmike Cinemas, Inc.*	113,900	3,088

Metals & Mining 0.87%

Synalloy Corp.	88,309	1,350
Universal Stainless & Alloy Products, Inc.*	3,416	109
Total		1,459

Oil, Gas & Consumable Fuels 1.17%

Triangle Petroleum Corp.*	258,000	1,963

Paper & Forest Products 0.76%

Neenah Paper, Inc.	29,375	1,276

Real Estate Investment Trusts 3.07%

AmREIT, Inc.	72,000	1,172
Parkway Properties, Inc.	94,800	1,682
Terreno Realty Corp.	133,200	2,300
Total		5,154

Road & Rail 2.08%

Marten Transport Ltd.	100,578	1,918
Roadrunner Transportation Systems, Inc.*	60,000	1,575
Total		3,493

Semiconductors & Semiconductor Equipment 1.54%

FormFactor, Inc.*	401,800	2,588

Software 0.54%

Tangoe, Inc.*	49,263	898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Specialty Retail 3.30%

Asbury Automotive Group, Inc.*	17,954	$844
Big 5 Sporting Goods Corp.	58,200	999
Lithia Motors, Inc. Class A	15,900	895
Shoe Carnival, Inc.	69,600	1,719
Stein Mart, Inc.	62,800	778
Tilly’s, Inc. Class A*	25,764	299
Total		5,534

Textiles, Apparel & Luxury Goods 1.49%

Culp, Inc.	123,400	2,494

Thrifts & Mortgage Finance 1.67%

Federal Agricultural Mortgage Corp. Class C	91,200	2,794

Trading Companies & Distributors 5.90%

Aceto Corp.	178,600	3,808
H&E Equipment Services, Inc.*	109,300	3,310
Houston Wire & Cable Co.	33,600	444
Rush Enterprises, Inc. Class A*	84,400	2,333
Total		9,895

Water Utilities 1.50%

Connecticut Water Service, Inc.	74,500	2,511

Total Common Stocks (cost $121,599,201)		162,630

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.53%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $6,005,000 of U.S. Treasury Note at 0.875% due 2/28/2017; value: $6,047,383; proceeds: $5,926,028 (cost $5,926,028)	$5,926	5,926

Total Investments in Securities 100.53% (cost $127,505,598)		168,556

Liabilities in Excess of Other Assets (0.53)%		(895)

Net Assets 100.00%		$167,661

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$162,630	$—	$—	$162,630
Repurchase Agreement	—	5,926	—	5,926
Total	$162,630	$5,926	$—	$168,556

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.14%

Aerospace & Defense 0.26%

Esterline Technologies Corp.*	80,500	$8,287

Airlines 2.90%

American Airlines Group, Inc.*	2,136,900	71,693
Spirit Airlines, Inc.*	436,229	20,459
Total		92,152

Auto Components 0.77%

Tenneco, Inc.*	431,700	24,538

Beverages 1.24%

Beam, Inc.	474,883	39,558

Building Products 1.21%

Armstrong World Industries, Inc.*	277,700	15,463
Fortune Brands Home & Security, Inc.	508,128	22,896
Total		38,359

Capital Markets 3.09%

Ares Capital Corp.	1,934,837	34,266
Raymond James Financial, Inc.	765,783	38,986
Waddell & Reed Financial, Inc. Class A	384,000	24,891
Total		98,143

Chemicals 0.85%

Chemtura Corp.*	447,201	11,216
OM Group, Inc.*	486,611	15,737
Total		26,953

Commercial Banks 10.64%

BOK Financial Corp.	369,263	23,729
CapitalSource, Inc.	4,012,673	55,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

Investments	Shares	Fair Value (000)
Commercial Banks (continued)

City National Corp.	299,315	$21,655
Comerica, Inc.	1,001,757	45,880
East West Bancorp, Inc.	1,147,556	38,397
FirstMerit Corp.	1,633,590	33,244
Fulton Financial Corp.	2,728,300	33,695
Signature Bank*	354,411	43,259
Western Alliance Bancorp*	1,932,694	43,331
Total		338,284

Construction & Engineering 1.21%

Jacobs Engineering Group, Inc.*	636,262	38,627

Containers & Packaging 3.14%

Berry Plastics Group, Inc.*	1,386,432	30,917
Rock-Tenn Co. Class A	507,800	51,532
Sealed Air Corp.	559,300	17,445
Total		99,894

Electric: Utilities 3.17%

Cleco Corp.	549,901	26,868
ITC Holdings Corp.	372,000	38,502
Portland General Electric Co.	1,180,200	35,619
Total		100,989

Electronic Equipment, Instruments & Components 0.70%

Amphenol Corp. Class A	255,300	22,180

Energy Equipment & Services 6.41%

Bristow Group, Inc.	424,900	30,504
Frank’s International NV (Netherlands)(a)	925,100	21,684
GulfMark Offshore, Inc. Class A	735,296	31,294
Helix Energy Solutions Group, Inc.*	1,455,500	29,678
Helmerich & Payne, Inc.	600,700	52,886
Superior Energy Services, Inc.	1,593,500	37,670
Total		203,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

Investments	Shares	Fair Value (000)
Food Products 1.72%

Bunge Ltd.	416,900	$31,585
Pinnacle Foods, Inc.	861,455	23,259
Total		54,844

Health Care Providers & Services 4.23%

Community Health Systems, Inc.*	360,507	14,928
ExamWorks Group, Inc.*	1,170,766	36,048
Hanger, Inc.*	639,100	21,608
MEDNAX, Inc.*	599,400	33,351
Team Health Holdings, Inc.*	659,900	28,481
Total		134,416

Hotels, Restaurants & Leisure 1.53%

Life Time Fitness, Inc.*	607,000	24,984
Red Robin Gourmet Burgers, Inc.*	368,833	23,764
Total		48,748

Household Durables 4.06%

Jarden Corp.*	1,105,300	66,816
Lennar Corp. Class A	123,850	4,974
Mohawk Industries, Inc.*	403,498	57,369
Total		129,159

Information Technology Services 6.18%

Acxiom Corp.*	523,036	18,808
Alliance Data Systems Corp.*	100,100	23,990
Amdocs Ltd.	700,498	30,304
Cardtronics, Inc.*	753,700	29,032
Fidelity National Information Services, Inc.	853,136	43,254
iGATE Corp.*	705,000	23,794
Sapient Corp.*	1,704,627	27,325
Total		196,507

Insurance 6.78%

Arch Capital Group Ltd.*	707,306	38,060
Everest Re Group Ltd.	289,600	41,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

Investments	Shares	Fair Value (000)
Insurance (continued)

Hartford Financial Services Group, Inc.	1,497,435	$49,790
HCC Insurance Holdings, Inc.	1,155,525	49,584
Markel Corp.*	67,213	36,237
Total		215,593

Internet Software & Services 1.57%

Akamai Technologies, Inc.*	1,045,100	49,830

Leisure Equipment & Products 0.83%

Brunswick Corp.	634,900	26,323

Life Sciences Tools & Services 2.75%
PerkinElmer, Inc.	1,076,900	46,953
Quintiles Transnational Holdings, Inc.*	852,449	40,602
Total		87,555

Machinery 1.46%

WABCO Holdings, Inc.*	175,900	15,166
Xylem, Inc.	936,100	31,228
Total		46,394

Media 2.47%

AMC Networks, Inc. Class A*	238,100	15,343
Interpublic Group of Cos., Inc. (The)	1,586,339	25,889
New York Times Co. (The) Class A	2,630,364	37,194
Total		78,426

Metals & Mining 2.94%

Allegheny Technologies, Inc.	974,500	30,638
Carpenter Technology Corp.	274,376	15,944
Reliance Steel & Aluminum Co.	672,700	47,056
Total		93,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

Investments	Shares	Fair Value (000)
Multi-Utilities 2.21%

CMS Energy Corp.	1,302,900	$36,207
Wisconsin Energy Corp.	795,499	33,944
Total		70,151

Oil, Gas & Consumable Fuels 2.63%

Cimarex Energy Co.	249,303	24,427
EQT Corp.	344,600	31,982
Rice Energy, Inc.*	1,159,080	27,262
Total		83,671

Pharmaceuticals 2.03%

Actavis plc*	341,620	64,559

Professional Services 0.91%

Robert Half International, Inc.	689,860	28,822

Real Estate Investment Trusts 4.66%

BioMed Realty Trust, Inc.	1,641,175	32,019
Brandywine Realty Trust	2,464,750	35,123
Camden Property Trust	294,300	18,194
DDR Corp.	1,955,418	30,641
Liberty Property Trust	885,300	32,225
Total		148,202

Real Estate Management & Development 0.78%

Realogy Holdings Corp.*	543,426	24,764

Road & Rail 2.76%

Genesee & Wyoming, Inc. Class A*	230,800	20,850
Ryder System, Inc.	449,200	31,979
Swift Transportation Co.*	1,602,000	34,924
Total		87,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.54%

Lam Research Corp.*	484,200	$24,506
Marvell Technology Group Ltd.	1,597,000	23,843
Synaptics, Inc.*	556,378	32,470
Total		80,819

Software 1.25%

Rovi Corp.*	1,874,500	39,758

Specialty Retail 3.21%

Chico’s FAS, Inc.	1,486,800	24,681
CST Brands, Inc.	714,200	22,804
Dick’s Sporting Goods, Inc.	280,000	14,700
Penske Automotive Group, Inc.	347,000	14,890
Urban Outfitters, Inc.*	695,400	24,909
Total		101,984

Textiles, Apparel & Luxury Goods 0.98%

PVH Corp.	257,599	31,136

Thrifts & Mortgage Finance 0.97%

Essent Group Ltd.*	1,228,562	30,837

Trading Companies & Distributors 1.56%

United Rentals, Inc.*	612,000	49,535

Water Utilities 1.54%

American Water Works Co., Inc.	1,147,618	48,854

Total Investments in Common Stocks (cost $2,497,822,848)		3,183,958

Liabilities in Excess of Other Assets (0.14)%		(4,436)

Net Assets 100.00%		$3,179,522

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2014

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,183,958	$—	$—	$3,183,958
Total	$3,183,958	$—	$—	$3,183,958

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rate.

(e)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$2,074,411	$4,809,250
International Dividend Income Fund	7,432,214	41,999,978
International Opportunities Fund	898,377	3,564,835

4. FEDERAL TAX INFORMATION

As of January 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$982,236,108	$4,868,618,749	$692,122,029
Gross unrealized gain	255,581,392	1,080,717,697	42,463,372
Gross unrealized loss	—	(55,625,367)	(6,414,222)
Net unrealized security gain	$255,581,392	$1,025,092,330	$36,049,150

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$598,925,884	$2,036,993,473	$399,132,907
Gross unrealized gain	89,728,294	246,701,433	65,223,383
Gross unrealized loss	(16,764,429)	(63,006,016)	(12,265,705)
Net unrealized security gain	$72,963,865	$183,695,417	$52,957,678

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$144,833,113	$127,650,812	$2,499,354,804
Gross unrealized gain	39,254,813	41,642,265	732,843,564
Gross unrealized loss	(2,628,253)	(737,312)	(48,239,948)
Net unrealized security gain	$36,626,560	$40,904,953	$684,603,616

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2014:

Affiliated Issuer	Balance of Shares Held at 10/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2014	Fair Value at 1/31/2014	Net Realized Gain (loss) 11/1/2013 to 1/31/2014		Dividend Income 11/1/2013 to 1/31/2014
Lord Abbett Developing Growth Fund, Inc. - Class I	7,332,152	1,488,995	(179,147)	8,642,000	$248,371,084	$41,170,888	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,377,426	874,017	—	14,251,443	242,702,074	—		3,611,232
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,259,932	1,709,578	(111,557)	6,857,953	140,793,771	32,046,720	(b)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,146,482	432,414	—	3,578,896	118,318,292	13,219,756	(c)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,298,451	1,666,155	—	6,964,606	242,716,520	50,270,624	(d)	370,709
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10,532,666	1,602,680	(241,780)	11,893,566	244,412,786	19,233,539	(e)	—
					$1,237,314,527	$155,941,527		$3,981,941

(a)	Includes $39,327,463 of distributed capital gains.
(b)	Includes $31,575,898 of distributed capital gains.
(c)	Represents $13,219,756 of distributed capital gains.
(d)	Represents $50,270,624 of distributed capital gains.
(e)	Includes $20,147,989 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2014, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.07%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.62%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	11.38%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.56%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.62%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.75%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Hain Celestial Group, Inc. (The)	1.62%
Synaptics, Inc.	1.57%
MWI Veterinary Supply, Inc.	1.55%
LifeLock, Inc.	1.55%
GasLog Ltd. (Monaco)	1.48%
Acuity Brands, Inc.	1.47%
Incyte Corp.	1.47%
Synageva BioPharma Corp.	1.47%
Align Technology, Inc.	1.43%
Cepheid, Inc.	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.50%
Consumer Staples	3.60%
Energy	5.48%
Financials	8.93%
Health Care	24.99%
Industrials	12.78%
Information Technology	30.12%
Materials	1.97%
Repurchase Agreement	1.63%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Air New Zealand Ltd.	1.61%
Wincor Nixdorf AG	1.58%
Hays plc	1.56%
Ascom Holding AG	1.55%
Arrow Global Group plc	1.48%
UDG Healthcare plc	1.47%
Howden Joinery Group plc	1.45%
REXLot Holdings Ltd.	1.37%
Amer Sports OYJ A Shares	1.37%
Intrum Justitia AB	1.37%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.62%
Consumer Staples	6.06%
Energy	4.60%
Financials	19.46%
Health Care	5.89%
Industrials	20.82%
Information Technology	13.57%
Materials	4.51%
Telecommunication Services	0.65%
Utilities	2.89%
Repurchase Agreement	2.93%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Fluidigm Corp.	2.24%
Rentrak Corp.	2.09%
ZELTIQ Aesthetics, Inc.	1.76%
Cardiovascular Systems, Inc.	1.68%
Raptor Pharmaceutical Corp.	1.67%
Astronics Corp.	1.66%
GasLog Ltd. (Monaco)	1.66%
Keryx Biopharmaceuticals, Inc.	1.64%
Cadence Pharmaceuticals, Inc.	1.64%
Receptos, Inc.	1.64%

Holding by Sector*	% of Investments
Consumer Discretionary	13.84%
Consumer Staples	3.38%
Energy	4.47%
Financials	6.75%
Health Care	33.11%
Industrials	11.53%
Information Technology	21.92%
Materials	1.02%
Repurchase Agreement	3.98%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Gentherm, Inc.	2.35%
First Financial Holdings, Inc.	2.28%
Aceto Corp.	2.26%
Renasant Corp.	2.01%
CoBiz Financial, Inc.	2.00%
H&E Equipment Services, Inc.	1.96%
Patrick Industries, Inc.	1.94%
Carmike Cinemas, Inc.	1.83%
Powell Industries, Inc.	1.77%
AMERISAFE, Inc.	1.75%

Holding by Sector*	% of Investments
Consumer Discretionary	14.67%
Consumer Staples	0.51%
Energy	1.75%
Financials	35.08%
Health Care	4.91%
Industrials	24.45%
Information Technology	7.84%
Materials	4.10%
Utilities	3.17%
Repurchase Agreement	3.52%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Oshkosh Corp.	1.85%
Barnes Group, Inc.	1.81%
First Financial Holdings, Inc.	1.78%
Mentor Graphics Corp.	1.74%
Stifel Financial Corp.	1.73%
Pacwest Bancorp	1.72%
Analogic Corp.	1.70%
American Airlines Group, Inc.	1.66%
Western Alliance Bancorp	1.61%
Kennedy Wilson Holdings, Inc.	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.64%
Consumer Staples	3.68%
Energy	5.72%
Financials	29.88%
Health Care	8.88%
Industrials	15.89%
Information Technology	12.08%
Materials	8.25%
Utilities	5.20%
Repurchase Agreement	0.78%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
American Airlines Group, Inc.	2.25%
Jarden Corp.	2.10%
Actavis plc	2.03%
Mohawk Industries, Inc.	1.80%
CapitalSource, Inc.	1.73%
Helmerich & Payne, Inc.	1.66%
Rock-Tenn Co. Class A	1.62%
Akamai Technologies, Inc.	1.57%
Hartford Financial Services Group, Inc.	1.56%
HCC Insurance Holdings, Inc.	1.56%

Holding by Sector*	% of Investments
Consumer Discretionary	13.83%
Consumer Staples	2.96%
Energy	9.03%
Financials	26.88%
Health Care	9.00%
Industrials	12.25%
Information Technology	12.22%
Materials	6.92%
Utilities	6.91%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014